TOUCHSTONE VARIABLE SERIES TRUST

                          Touchstone Enhanced ETF Fund

                       Supplement dated January 14, 2005
                       to Prospectus dated July 19, 2004
       and to the Statement of Additional Information dated July 19, 2004

      Based on the strategy outlined in the prospectus, the Touchstone Enhanced ETF Fund reallocated its holdings on January 14, 2005.

      As a result, the chart presented on page 13 of the prospectus and page 4 of the Statement of Additional Information is replaced with the following information:

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IShares(R) Trust: iShares Lehman Aggregate Bond Fund                          3%
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IShares(R) Trust: iShares MSCI EAFE Index Fund                               22%
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IShares(R) Trust: iShares S&P MidCap 400 BARRA/Value Index Fund              22%
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IShares(R) Trust: iShares S&P MidCap 400 BARRA/Growth Index Fund              3%
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IShares(R) Trust: iShares S&P SmallCap 600 BARRA/Value Index Fund            22%
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IShares(R) Trust: iShares S&P SmallCap 600 BARRA/Growth Index Fund            3%
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IShares(R) Trust: iShares S&P 500/BARRA Value Index Fund                     22%
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IShares(R) Trust: iShares S&P 500/BARRA Growth Index Fund                     3%
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      In addition, the following sentence from page 15 of the prospectus has been revised to reflect the range of possible pro rata expenses of the underlying funds shown above, depending upon their relative weightings:

"Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be no greater than 1.12% and no less than 1.06% before waivers and/or reimbursements, and no greater than 0.77% and no less than 0.71% after waivers and/or reimbursements."

Please retain this supplement for future reference.